UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459

13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223

Signature, Place and Date of Signing:


/s/ Mark E. Brady                  Dayton, Ohio               May 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   74

Form 13F Information Table Value Total:   $5,066,663
                                         (thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
                                                               Item
                                                                #4
                                                               Market      Item #5          Item #6        Item         Item #8
                Item #1         Item #2          Item #3       Value             Sh/   Investmt Descretn    #7      Voting Authority
            Name of Issuer       Title            CUSIP      (x$1,000)   Quanty  Prn     Sole  Shrd Othr   Mngrs     Sole  Shrd Othr
------------------------------------------------------------------------------------------------------------------------------------
21ST CENTURY INSURANCE          COM             90130N103         858      61530 SH      61530 N/A  N/A    N/A       61530 N/A  N/A
AAMES INVT CORP MD              COM             00253G108       22842    2785620 SH    2785620 N/A  N/A    N/A     2785620 N/A  N/A
ACETO CORP                      COM             004446100        1470     198180 SH     198180 N/A  N/A    N/A      198180 N/A  N/A
ALTRIA GROUP INC                COM             02209S103       86411    1321475 SH    1321475 N/A  N/A    N/A     1321475 N/A  N/A
AMERICA SVR GROUP INC           COM             02364L109       14251     643978 SH     643978 N/A  N/A    N/A      643978 N/A  N/A
AMERICAN FINL RLTY TR           COM             02607P305      144858    9901418 SH    9901418 N/A  N/A    N/A     9901418 N/A  N/A
AMERICAN HOME MTG INVT CORP     COM             02660R107      106541    3720009 SH    3720009 N/A  N/A    N/A     3720009 N/A  N/A
AMERICAN PWR CONVERSION CORP    COM             029066107      202299    7736096 SH    7736096 N/A  N/A    N/A     7736096 N/A  N/A
AMERICREDIT CORP                COM             03060R101      204978    8744806 SH    8744806 N/A  N/A    N/A     8744806 N/A  N/A
ASHFORD HOSPITALITY TR INC      COM SHS         044103109       41535    4072090 SH    4072090 N/A  N/A    N/A     4072090 N/A  N/A
ATLAS AMER INC                  COM             049167109        2713      75000 SH      75000 N/A  N/A    N/A       75000 N/A  N/A
BERKSHIRE HATHAWAY INC DEL      CL B            084670207         280         98 SH         98 N/A  N/A    N/A          98 N/A  N/A
BIMINI MTG MGMT INC             CL A            09031E400        4457     321835 SH     321835 N/A  N/A    N/A      321835 N/A  N/A
BOB EVANS FARMS INC             COM             096761101        9350     398737 SH     398737 N/A  N/A    N/A      398737 N/A  N/A
CABLEVISION SVS CORP            CLA NY CABLVS   12686C109       91768    3271575 SH    3271575 N/A  N/A    N/A     3271575 N/A  N/A
CAPITAL LEASE FDG INC           COM             140288101       17042    1542250 PRN   1542250 N/A  N/A    N/A     1542250 N/A  N/A
CENTURYTEL INC                  COM             156700106       65973    2008929 SH    2008929 N/A  N/A    N/A     2008929 N/A  N/A
COLDWATER CREEK INC             COM             193068103       11904     644131 SH     644131 N/A  N/A    N/A      644131 N/A  N/A
COMCAST CORP NEW                CL A            20030N101      111426    3298575 SH    3298575 N/A  N/A    N/A     3298575 N/A  N/A
COMPUDYNE CORP                  COM PAR $0.75   204795306        1911     298628 SH     298628 N/A  N/A    N/A      298628 N/A  N/A
CONSOL ENERGY                   COM             20854P109      266900    5676317 SH    5676317 N/A  N/A    N/A     5676317 N/A  N/A
DUN & BRADSTREET CORP DEL NE    COM             26483E100       73687    1199144 SH    1199144 N/A  N/A    N/A     1199144 N/A  N/A
ECC CAPITAL CORP                COM             26826M108       40543    6757240 SH    6757240 N/A  N/A    N/A     6757240 N/A  N/A
EMMIS COMMUNICATIONS CORP       CL A            291525103       71199    3704416 SH    3704416 N/A  N/A    N/A     3704416 N/A  N/A
FRIEDMAN BILLINGS RAMSEY CORP
  DEL GRO                       CL A            358434108      165166   11431162 SH   11431162 N/A  N/A    N/A    11431162 N/A  N/A
GOLDEN WEST FIN CORP DEL        COM             381317106      158670    2622638 SH    2622638 N/A  N/A    N/A     2622638 N/A  N/A
GOVERNMENT PPTYS TR INC         COM             38374W107        9642     968030 SH     968030 N/A  N/A    N/A      968030 N/A  N/A
HEARST - ARGYLE TELEVISION
  INC                           COM             422317107       65636    2573949 SH    2573949 N/A  N/A    N/A     2573949 N/A  N/A
HIGHLAND HOSPITALITY CORP       COM             430141101       46214    4465093 SH    4465093 N/A  N/A    N/A     4465093 N/A  N/A
HOMEBANC CORP GA                COM             43738R109       80947    9156944 SH    9156944 N/A  N/A    N/A     9156944 N/A  N/A
IHOP CORP                       COM             449623107       10680     224001 SH     224001 N/A  N/A    N/A      224001 N/A  N/A
INSIGHT COMMUNICATIONS INC      CL A            45768V108       71833    6061883 SH    6061883 N/A  N/A    N/A     6061883 N/A  N/A
INTEGRATED ALARM SVCS GROUP     COM             45890M109       19807    3891276 SH    3891276 N/A  N/A    N/A     3891276 N/A  N/A
ITLA CAP CORP                   COM             450565106       17170     343670 SH     343670 N/A  N/A    N/A      343670 N/A  N/A
JONES APPAREL GROUP INC         COM             480074103       90231    2694253 SH    2694253 N/A  N/A    N/A     2694253 N/A  N/A
KEY ENERGY SVS INC              COM             492914106      131115   10407430 SH   10407430 N/A  N/A    N/A    10407430 N/A  N/A
KNIGHT RIDDER INC               COM             499040103      187220    2783946 SH    2783946 N/A  N/A    N/A     2783946 N/A  N/A
LANCASTER COLONY CORP           COM             513847103       83105    1953104 SH    1953104 N/A  N/A    N/A     1953104 N/A  N/A
LEE ENTERPRISES INC             COM             523768109       95481    2200019 SH    2200019 N/A  N/A    N/A     2200019 N/A  N/A
LEUCADIA NATL CORP              COM             527288104      157506    4585321 SH    4585321 N/A  N/A    N/A     4585321 N/A  N/A
LIBERTY MEDIA CORP NEW          COM SER A       530718105      101570    9794556 SH    9794556 N/A  N/A    N/A     9794556 N/A  N/A
LIBERTY MEDIA INTL INC          COM SER A       530719103       10213     233496 SH     233496 N/A  N/A    N/A      233496 N/A  N/A
MARKEL CORP                     COM             570535104       13587      39360 SH      39360 N/A  N/A    N/A       39360 N/A  N/A
MCG CAPITAL CORP                COM             58047P107       78695    5115034 SH    5115034 N/A  N/A    N/A     5115034 N/A  N/A
MEDIACOM COMMUNICATIONS CORP    CL A            58446K105       77921   11914517 SH   11914517 N/A  N/A    N/A    11914517 N/A  N/A
MERCURY GEN CORP NEW            COM             589400100      125086    2263598 SH    2263598 N/A  N/A    N/A     2263598 N/A  N/A
NATIONAL BEVERAGE CORP          COM             635017106        2618     321260 SH     321260 N/A  N/A    N/A      321260 N/A  N/A
NEW CENTURY FIN CORP M          COM             6435EV108       83992    1793934 SH    1793934 N/A  N/A    N/A     1793934 N/A  N/A
NEW YORK MTG TR INC             COM             649604105       19334    1891745 SH    1891745 N/A  N/A    N/A     1891745 N/A  N/A
NGP CAP RES CO                  COM             62912R107       24102    1498850 SH    1498850 N/A  N/A    N/A     1498850 N/A  N/A
NORTH FORK BANCORPORATION NY    COM             659424105      225558    8131161 SH    8131161 N/A  N/A    N/A     8131161 N/A  N/A
NVR INC                         COM             62944T105      231595     295026 SH     295026 N/A  N/A    N/A      295026 N/A  N/A
PACTIV CORP                     COM             695257105        2031      87000 SH      87000 N/A  N/A    N/A       87000 N/A  N/A
PFIZER INC                      COM             717081103       89834    3419627 SH    3419627 N/A  N/A    N/A     3419627 N/A  N/A
QUANTA CAPITAL HLDGS LTD        SHS             G7313F106       71337    8939472 SH    8939472 N/A  N/A    N/A     8939472 N/A  N/A
RAILAMERICA INC                 COM             750753105       22234    1781545 SH    1781545 N/A  N/A    N/A     1781545 N/A  N/A
RANGE RES CORP                  COM             75281A109        8432     360980 SH     360980 N/A  N/A    N/A      360980 N/A  N/A
RESOURCE AMERICA INC            CL A            761195205        7328     209090 SH     209090 N/A  N/A    N/A      209090 N/A  N/A
RLI CORP                        COM             749607107       68355    1649093 SH    1649093 N/A  N/A    N/A     1649093 N/A  N/A
ROYAL DUTCH PETE CO             NY REG EUR .56  780257804         273       4540 SH       4540 N/A  N/A    N/A        4540 N/A  N/A
SAXON CAP INC NEW               COM             80556T106       55357    3218424 SH    3218424 N/A  N/A    N/A     3218424 N/A  N/A
SEABRIGHT INSURANCE HLDGS IN    COM             811656107       13339    1290005 SH    1290005 N/A  N/A    N/A     1290005 N/A  N/A
SHERWIN WILLIAMS CO             COM             824348106      125547    2853981 SH    2853981 N/A  N/A    N/A     2853981 N/A  N/A
SPECIALTY UNDERWRITERS ALLI     COM             84751T309        7106     796590 SH     796590 N/A  N/A    N/A      796590 N/A  N/A
SUPREME INS INC                 CL A            868607102        3404     542909 SH     542909 N/A  N/A    N/A      542909 N/A  N/A
SYCAMORE NETWORKS INC           COM             871206108          44      12350 SH      12350 N/A  N/A    N/A       12350 N/A  N/A
TELEPHONE & DATA SYS INC        COM             879433100      210526    2579975 SH    2579975 N/A  N/A    N/A     2579975 N/A  N/A
THOMAS PPTYS GROUP INC          COM             884453101       18826    1515813 SH    1515813 N/A  N/A    N/A     1515813 N/A  N/A
TIMBERLAND CO                   CL A            887100105       78154    1101840 SH    1101840 N/A  N/A    N/A     1101840 N/A  N/A
TOPPS INC                       COM             890786106       19520    2119465 SH    2119465 N/A  N/A    N/A     2119465 N/A  N/A
TOWER GROUP INC                 COM             891777104       23045    1727500 SH    1727500 N/A  N/A    N/A     1727500 N/A  N/A
TRINITY INDS INC                COM             896522109      103239    3664865 SH    3664865 N/A  N/A    N/A     3664865 N/A  N/A
UST INC                         COM             902911106      133122    2574895 SH    2574895 N/A  N/A    N/A     2574895 N/A  N/A
WASHINGTON MUT INC              COM             939322103        2043      51720 SH      51720 N/A  N/A    N/A       51720 N/A  N/A
                                                              5042986

00843.0001 #569523